Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net income	$ 1,879,458	$ 581,384
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	339,191	480,187
Write offs of inventory reserve	(12,443)	(601)
Loss on disposal of property and equipment		5,137
Provision for credit losses	2,008	3,412
Deferred tax assets	327,177	(134,694)
Amortization of right-of-use assets	129,397	89,327
Financial expenses	58,283
Gain on deregistration and disposal of subsidiaries, net	(4,788,377)
Changes in operating assets and liabilities:
Accounts receivables	(68,455)	188,620
Prepaid expenses and other current assets	(241,284)	(14,322)
Amounts due from a related party	16,595
Accounts payables	(92,424)	49,655
Contract liabilities	(546,476)	(901,588)
Advance to suppliers	2,941	670,007
Inventories	140,090	(699,268)
Accrued expenses and other current liabilities	(158,589)	(21,992)
Operating lease liabilities	(51,600)	(63,608)
Net cash (used in)/provided by operating activities	(3,064,508)	231,656
Cash flows from investing activities:
Purchases of property and equipment	(1,483)	(387,111)
Proceeds on disposal of property and equipment		63,582
Proceeds on deregistration and disposal of subsidiaries	2,843,853
Purchases of intangible assets		(1,796,426)
Net cash provided by/(used in) investing activities	2,842,370	(2,119,955)
Cash flows from financing activities:
Payments of listing fees		(570,731)
Loans paid to related parties		(1,778,091)
Repayments of loans received from a related party	(1,184,388)
Proceeds from short-term loans		1,408,471
Loans received from a related party	2,446,310	893,709
Net cash provided by/(used in) financing activities	1,261,922	(46,642)
Effect of foreign currency translation	(40,061)	(134,251)
Net increase/(decrease) in cash and cash equivalents	999,723	(2,069,192)
Cash and cash equivalents at beginning of the period	748,099	3,190,995
Cash and cash equivalents at end of the period	1,747,822	1,121,803
Supplemental disclosure of cash flow information
Income tax paid
Interest paid	100,595	20,643
Supplemental disclosure of non-cash activities
Lease liabilities arising from obtaining right-of-use assets	1,394,554
Net off between contract liabilities and prepaid expenses and other current assets	2,434,197
Net off between contract liabilities and accrued expenses and other current liabilities	$ 778,140